Document and Entity Information	Feb. 17, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001829802
Document Type	8-K/A
Document Period End Date	Feb. 17, 2026
Entity Registrant Name	Sensei Biotherapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39980
Entity Tax Identification Number	83-1863385
Entity Address, Address Line One	1405 Research Blvd
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	240
Local Phone Number	243-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	SNSE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends the Current Report on Form 8-K filed by Sensei Biotherapeutics, Inc. (the “Company”) on February 18, 2026 (the “Original Report”) in which the Company reported, among other events, the completion of the acquisition of Faeth Holdings Therapeutics, Inc., a Delaware corporation (“Faeth HoldCo”) and Faeth Therapeutics, LLC, a Delaware limited liability company and wholly owned subsidiary of Faeth HoldCo (“Faeth Subsidiary”). This Amendment No. 1 is filed to (i) update the information in Item 9.01(a) of the Original Report to include the audited consolidated financial statements of Faeth Subsidiary (formerly Faeth Therapeutics, Inc., a Delaware corporation) as of and for the years ended December 31, 2025 and 2024; and (ii) update the information in Item 9.01(b) of the Original Report to include the unaudited pro forma condensed combined financial information of the Company as of and for the year ended December 31, 2025. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report. Capitalized terms used but not defined herein have the meanings given to them in the Original Report. In accordance with Rule 12b-15 of the Securities Exchange Act of 1934, as amended, the complete text of Item 9.01 (as amended) is included herein.